Derivative Financial Instruments (Pretax Impact Of Cash Flow Hedge Derivative Instruments On The Consolidated Statements Of Income) (Details) (Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Derivative [Line Items]
Gain/(Loss) Recognized in OCI on Derivatives	$ (3)	$ (13)
Gain/(Loss) Reclassified from OCI to Earnings	0	2
Commodity Contracts [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in OCI on Derivatives	(2)	(13)
Commodity Contracts [Member] | Cost of Sales [Member]
Derivative [Line Items]
Gain/(Loss) Reclassified from OCI to Earnings	0	4
Foreign Currency [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in OCI on Derivatives	(1)	0
Foreign Currency [Member] | Other Income/Expense [Member]
Derivative [Line Items]
Gain/(Loss) Reclassified from OCI to Earnings	$ 0	$ (2)